Convertible loans - Narrative (Details) - USD ($)		3 Months Ended		9 Months Ended
	Aug. 15, 2022	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	May 19, 2020	Apr. 24, 2020
Disclosure of detailed information about borrowings [line items]
Cash and cash equivalents, minimum quarterly balance		$ 60,000,000		$ 60,000,000
Gains (losses) on change in fair value of derivatives		4,660,000	$ 6,943,000	(25,650,000)	$ (16,279,000)
Convertible loans, derivatives		0		0		$ 37,947,000
Convertible loans, short-term		0		0		6,575,000
Proceeds from senior secured term loans, net of transaction costs				$ 114,490,000	0
Exchange Of Convertible Notes For Warrants	$ 115,000,000
Convertible Notes, Value Converted	$ 117,300,000
Warrants, Tranche One
Disclosure of detailed information about borrowings [line items]
Convertible Notes, Shares Converted	4,412,840
Warrants, Tranche Two
Disclosure of detailed information about borrowings [line items]
Convertible Notes, Shares Converted	2,390,297
Minimum
Disclosure of detailed information about borrowings [line items]
Exit fee				0.00%
Residual Loan
Disclosure of detailed information about borrowings [line items]
Interest expense on borrowings		1,536,000	2,961,000	$ 7,684,000	7,393,000
Facility Agreement with Deerfield Partners, L.P.
Disclosure of detailed information about borrowings [line items]
Borrowings, maximum borrowing capacity								$ 115,000,000
Borrowings		120,000,000		120,000,000
Facility Agreement With Deerfield Partners, L.P., Tranche One
Disclosure of detailed information about borrowings [line items]
Borrowings							$ 65,000,000	65,000,000
Gains (losses) on change in fair value of derivatives		2,822,000	3,913,000	(15,556,000)	(16,867,000)
Credit derivative, fair value	$ 7,670,000					23,226
Facility Agreement With Deerfield Partners, L.P., Tranche One | Residual Loan
Disclosure of detailed information about borrowings [line items]
Interest expense on borrowings		1,132,000	2,142,000	5,664,000	6,184,000
Facility Agreement With Deerfield Partners, L.P., Tranche Two
Disclosure of detailed information about borrowings [line items]
Borrowings, maximum borrowing capacity								50,000,000
Borrowings								$ 50,000,000
Credit derivative, fair value	4,627,000					$ 14,721
Facility Agreement With Deerfield Partners, L.P., Tranche Two | Residual Loan
Disclosure of detailed information about borrowings [line items]
Interest expense on borrowings		404,000	819,000	$ 2,020,000	1,209,000
Facility Agreement With Deerfield Partners, L.P., Tranche Two | Derivatives
Disclosure of detailed information about borrowings [line items]
Borrowings			$ 50,000,000		50,000,000
Gains on change in fair value of derivatives					$ 1,816,000
Loan Agreement
Disclosure of detailed information about borrowings [line items]
Borrowings, maximum borrowing capacity	175,000,000
Borrowings	$ 120,000,000
Convertible Notes, Shares Converted	527,295
Loan Agreement | Maximum
Disclosure of detailed information about borrowings [line items]
Exit fee				4.00%
Loan Agreement | Secured Overnight Financing Rate (SOFR) | Minimum
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	1.00%
Loan Agreement | Secured Overnight Financing Rate (SOFR) | First Five Years
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	7.50%
Loan Agreement | Secured Overnight Financing Rate (SOFR) | After First Five Years
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	9.25%
Loan Agreement | Base Rate | First Five Years
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	6.50%
Loan Agreement | Base Rate | After First Five Years
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	8.25%
Senior Secured Term Loans
Disclosure of detailed information about borrowings [line items]
Borrowings		109,200,000		$ 109,200,000
Interest expense on borrowings		$ 1,933,000		$ 1,933,000
Senior Secured Term Loans | Secured Overnight Financing Rate (SOFR)
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	14.99%